Related Party Balances and Transactions - Due to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 344,603	¥ 309,729
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	273,982	180,687
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	51,687	33,018
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	11,986	379
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,007
Beijing Bit Ep Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	1,768	2,598
Xtronics Innovation Ltd
Related Party Transaction [Line Items]
Amounts due to related parties	1,493
Xunjie Energy (Wuhan) Co ., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	513
Beijing Yiche Information Science and Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 167	205
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		36,714
Beijing Changxing Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		25,799
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		25,170
Beijing Yiche Interactive Advertising Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		3,500
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		1,549
Shanghai Yiju Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		80
Tianjin Boyou Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties		¥ 30